2012 Separation Transaction	12 Months Ended
Sep. 25, 2015
Extraordinary and Unusual Items [Abstract]
2012 Separation Transaction
2012 Separation Transaction
On September 28, 2012, the Company completed the spin-offs of ADT and Tyco Flow Control, formerly the North American residential security and flow control businesses of Tyco, respectively, into separate, publicly traded companies in the form of a distribution to Tyco shareholders. In connection with activities taken to complete the 2012 Separation and to create the revised organizational structure of the Company, the Company incurred pre-tax charges ("Separation charges") of $2 million, $54 million and $61 million for the years ended September 25, 2015, September 26, 2014 and September 27, 2013 respectively. The amounts presented within discontinued operations are costs directly related to the 2012 Separation that are not expected to provide a future benefit to the Company. The components of the Separation charges incurred within continuing operations and discontinued operations consisted of the following ($ in millions):

	For the Year Ended			For the Year Ended			For the Year Ended
	September 25, 2015			September 26, 2014			September 27, 2013
	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total	Continuing Operations	Discontinued Operations	Total
Professional fees	$—	$—	$—	$2	$—	$2	$5	$1	$6
Information technology related costs	1	—	1	12	—	12	10	—	10
Employee compensation costs	—	—	—	—	1	1	3	1	4
Marketing costs	1	—	1	32	—	32	40	—	40
Other costs (income)	—	—	—	7	—	7	11	(10)	1
Total pre-tax separation charges (income)	2	—	2	53	1	54	69	(8)	61
Tax-related separation charges	—	—	—	9	—	9	22	—	22
Tax benefit on pre-tax separation charges	(1)	—	(1)	(15)	—	(15)	(13)	—	(13)
Total separation charges (income), net of tax benefit	$1	$—	$1	$47	$1	$48	$78	$(8)	$70

Pre-tax separation charges were classified in continuing operations within the Company's Consolidated Statement of Operations as follows ($ in millions):

	For the Years Ended
	September 25, 2015	September 26, 2014	September 27, 2013
Selling, general and administrative expenses ("SG&A")	$2	$52	$61
Separation costs	—	1	8
Total	$2	$53	$69